Summary of Significant Accounting Policies (Schedule of Estimated Future Amortization Expense for the Core Deposit Intangible) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Summary of Significant Accounting Policies [Abstract]
2019	$ 101
2020	77
2021	52
2022	38
2023	29
Thereafter	39
Amortization Expense for the Core Deposit Intangible, Total	$ 336